RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Trading derivatives - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 231,392,733	$ 216,578,285
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,056,736	1,006,844
Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	962,438	811,305
Derivatives | Trading derivatives
Disclosure of financial liabilities [line items]
Financial liabilities	962,438	811,305
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Notional amount	40,549,648	31,237,110
Financial liabilities	962,438	811,305
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Central counterparties [member]
Disclosure of financial liabilities [line items]
Notional amount	5,315,421	1,977,284
Financial liabilities	$ 52	$ 32